Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,125,921	$ 689,946
Accounts receivable, net	295,815	259,497
Prepaid expenses and other current assets	162,450	150,620
Total current assets	1,584,186	1,100,063
Property and equipment, net	14,760	18,783
Other assets	10,284	10,285
Total assets	1,609,230	1,129,131
Current liabilities:
Accounts payable and accrued expenses	471,200	767,197
Deferred revenues	703,971	665,460
Deferred compensation	213,166	215,012
Notes payable - current	875,000	360,496
Notes payable - related party - current	416,969	38,307
Total current liabilities	2,680,306	2,046,472
Long-term liabilities:
Notes payable - net of current portion	1,221,384	585,782
Notes payable - related party - net of current portion	312,680	299,447
Deferred interest expense		158,062
Other long-term liabilities - related parties	29,997	1,125
Total long-term liabilities	1,564,061	1,044,416
Total liabilities	4,244,367	3,090,888
Stockholders' deficit:
Common stock, $0.001 par value, 50,000,000 shares authorized; 17,426,729 and 16,815,850 shares issued and outstanding at December 31, 2017 and 2016, respectively	30,431	26,816
Additional paid-in capital	13,648,519	12,966,177
Accumulated deficit	(16,314,087)	(14,954,750)
Total stockholders' deficit	(2,635,137)	(1,961,757)
Total liabilities and stockholders' deficit	$ 1,609,230	$ 1,129,131